Schedule I - Condensed Financial Information of Dryships Inc. - Narratives (Details) (USD $) In Thousands, unless otherwise specified		4 Months Ended	11 Months Ended
	Dec. 31, 2013	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2012 Secured Credit Facility	Dec. 31, 2013 Dryships Inc.	Dec. 31, 2013 Dryships Inc. Secured Credit Facility
Debt Instrument, Face Amount		$ 240,000	$ 460,000	$ 220,000	$ 400,000	$ 20,000	$ 60,000	$ 753,637
Proceeds from Issuance of Unsecured Debt		237,202	447,810
Long-term Debt, Gross	$ 5,728,049							$ 174,406	$ 271,570	$ 874,406	$ 174,406